Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	INVENTRUST PROPERTIES CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40896
Entity Tax Identification Number	34-2019608
Entity Address, City or Town	Downers Grove
Entity Address, Address Line One	3025 Highland Parkway
Entity Address, Address Line Two	Suite 350
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
Local Phone Number	377-0510
City Area Code	855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	IVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001307748